Cover	Jun. 08, 2023
Cover [Abstract]
Entity Registrant Name	DIGITAL LOCATIONS, INC.
Entity Central Index Key	0001407878
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jun. 08, 2023
Entity File Number	000-54817
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	20-5451302
Entity Address Address Line 1	1117 State Street
Entity Address City Or Town	Santa Barbara
Entity Address State Or Province	CA
Entity Address Postal Zip Code	93101
City Area Code	805
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	456-7000